Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEASONS SERIES TRUST
Entity Central Index Key	0001003239
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000021808 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 1)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[1]
Expense Ratio, Percent	1.08%	[1],[2]
Net Assets	$ 38,000,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	1,195
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	17.5%
Software	15.2%
U.S. Government & Agency Obligations	12.3%
Biotechnology	4.9%
Collateralized Mortgage Obligations	4.1%
Auto Manufacturers	4.0%
Commercial Services	4.0%
Advertising	3.7%
Diversified Financial Services	3.6%
REITS	3.6%
Banks	3.6%
Healthcare-Products	2.9%
Retail	2.1%
Transportation	1.9%
Computers	1.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021809 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 2)*	$62	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 62	[3]
Expense Ratio, Percent	1.23%	[3],[4]
Net Assets	$ 38,000,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	1,195
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	17.5%
Software	15.2%
U.S. Government & Agency Obligations	12.3%
Biotechnology	4.9%
Collateralized Mortgage Obligations	4.1%
Auto Manufacturers	4.0%
Commercial Services	4.0%
Advertising	3.7%
Diversified Financial Services	3.6%
REITS	3.6%
Banks	3.6%
Healthcare-Products	2.9%
Retail	2.1%
Transportation	1.9%
Computers	1.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021810 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 3)*	$67	1.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 67	[5]
Expense Ratio, Percent	1.33%	[5],[6]
Net Assets	$ 38,000,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	1,195
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	17.5%
Software	15.2%
U.S. Government & Agency Obligations	12.3%
Biotechnology	4.9%
Collateralized Mortgage Obligations	4.1%
Auto Manufacturers	4.0%
Commercial Services	4.0%
Advertising	3.7%
Diversified Financial Services	3.6%
REITS	3.6%
Banks	3.6%
Healthcare-Products	2.9%
Retail	2.1%
Transportation	1.9%
Computers	1.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021811 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$50	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[7]
Expense Ratio, Percent	0.98%	[7],[8]
Net Assets	$ 160,000,000
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$160M
Total number of portfolio holdings	438
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	15.7%
Healthcare-Products	6.5%
Diversified Financial Services	6.3%
Retail	6.0%
Internet	5.3%
Commercial Services	4.7%
Semiconductors	4.3%
Computers	3.9%
Pharmaceuticals	3.3%
Entertainment	3.1%
Biotechnology	2.9%
Pipelines	2.8%
Miscellaneous Manufacturing	2.2%
Healthcare-Services	2.1%
Advertising	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021812 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$57	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 57	[9]
Expense Ratio, Percent	1.13%	[9],[10]
Net Assets	$ 160,000,000
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$160M
Total number of portfolio holdings	438
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	15.7%
Healthcare-Products	6.5%
Diversified Financial Services	6.3%
Retail	6.0%
Internet	5.3%
Commercial Services	4.7%
Semiconductors	4.3%
Computers	3.9%
Pharmaceuticals	3.3%
Entertainment	3.1%
Biotechnology	2.9%
Pipelines	2.8%
Miscellaneous Manufacturing	2.2%
Healthcare-Services	2.1%
Advertising	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021813 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$62	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 62	[11]
Expense Ratio, Percent	1.23%	[11],[12]
Net Assets	$ 160,000,000
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$160M
Total number of portfolio holdings	438
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	15.7%
Healthcare-Products	6.5%
Diversified Financial Services	6.3%
Retail	6.0%
Internet	5.3%
Commercial Services	4.7%
Semiconductors	4.3%
Computers	3.9%
Pharmaceuticals	3.3%
Entertainment	3.1%
Biotechnology	2.9%
Pipelines	2.8%
Miscellaneous Manufacturing	2.2%
Healthcare-Services	2.1%
Advertising	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021814 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$50	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[13]
Expense Ratio, Percent	0.96%	[13],[14]
Net Assets	$ 210,000,000
Holdings Count | Holding	780
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$210M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	8.3%
Electric	6.7%
Insurance	5.7%
Banks	4.3%
Commercial Services	4.3%
Diversified Financial Services	4.1%
Healthcare-Products	3.8%
Computers	3.3%
Food	3.2%
Machinery-Diversified	2.9%
Chemicals	2.9%
Retail	2.8%
Healthcare-Services	2.7%
Software	2.6%
Oil & Gas	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021815 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$57	1.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 57	[15]
Expense Ratio, Percent	1.11%	[15],[16]
Net Assets	$ 210,000,000
Holdings Count | Holding	780
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$210M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	8.3%
Electric	6.7%
Insurance	5.7%
Banks	4.3%
Commercial Services	4.3%
Diversified Financial Services	4.1%
Healthcare-Products	3.8%
Computers	3.3%
Food	3.2%
Machinery-Diversified	2.9%
Chemicals	2.9%
Retail	2.8%
Healthcare-Services	2.7%
Software	2.6%
Oil & Gas	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021816 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$62	1.21%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 62	[17]
Expense Ratio, Percent	1.21%	[17],[18]
Net Assets	$ 210,000,000
Holdings Count | Holding	780
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$210M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	8.3%
Electric	6.7%
Insurance	5.7%
Banks	4.3%
Commercial Services	4.3%
Diversified Financial Services	4.1%
Healthcare-Products	3.8%
Computers	3.3%
Food	3.2%
Machinery-Diversified	2.9%
Chemicals	2.9%
Retail	2.8%
Healthcare-Services	2.7%
Software	2.6%
Oil & Gas	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021817 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$51	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[19]
Expense Ratio, Percent	0.99%	[19],[20]
Net Assets	$ 162,000,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	976
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.2%
REITS	6.1%
Commercial Services	4.8%
Healthcare-Products	4.7%
Biotechnology	4.5%
Software	4.3%
Diversified Financial Services	3.9%
Retail	3.9%
Computers	3.8%
Insurance	3.4%
Chemicals	3.2%
Building Materials	2.7%
Home Builders	2.4%
Machinery-Diversified	2.3%
Electronics	2.3%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021818 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$58	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[21]
Expense Ratio, Percent	1.14%	[21],[22]
Net Assets	$ 162,000,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	976
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.2%
REITS	6.1%
Commercial Services	4.8%
Healthcare-Products	4.7%
Biotechnology	4.5%
Software	4.3%
Diversified Financial Services	3.9%
Retail	3.9%
Computers	3.8%
Insurance	3.4%
Chemicals	3.2%
Building Materials	2.7%
Home Builders	2.4%
Machinery-Diversified	2.3%
Electronics	2.3%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021819 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$63	1.24%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 63	[23]
Expense Ratio, Percent	1.24%	[23],[24]
Net Assets	$ 162,000,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	976
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.2%
REITS	6.1%
Commercial Services	4.8%
Healthcare-Products	4.7%
Biotechnology	4.5%
Software	4.3%
Diversified Financial Services	3.9%
Retail	3.9%
Computers	3.8%
Insurance	3.4%
Chemicals	3.2%
Building Materials	2.7%
Home Builders	2.4%
Machinery-Diversified	2.3%
Electronics	2.3%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021820 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$54	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[25]
Expense Ratio, Percent	1.04%	[25],[26]
Net Assets	$ 298,000,000
Holdings Count | Holding	799
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$298M
Total number of portfolio holdings	799
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Pharmaceuticals	10.1%
Semiconductors	6.4%
Insurance	5.9%
Cosmetics/Personal Care	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.2%
Retail	3.2%
Food	2.8%
Commercial Services	2.7%
Mining	2.7%
Electric	2.4%
Software	2.4%
Auto Manufacturers	2.4%
Chemicals	2.3%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021821 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$62	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 62	[27]
Expense Ratio, Percent	1.19%	[27],[28]
Net Assets	$ 298,000,000
Holdings Count | Holding	799
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$298M
Total number of portfolio holdings	799
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Pharmaceuticals	10.1%
Semiconductors	6.4%
Insurance	5.9%
Cosmetics/Personal Care	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.2%
Retail	3.2%
Food	2.8%
Commercial Services	2.7%
Mining	2.7%
Electric	2.4%
Software	2.4%
Auto Manufacturers	2.4%
Chemicals	2.3%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021822 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$67	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 67	[29]
Expense Ratio, Percent	1.29%	[29],[30]
Net Assets	$ 298,000,000
Holdings Count | Holding	799
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$298M
Total number of portfolio holdings	799
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Pharmaceuticals	10.1%
Semiconductors	6.4%
Insurance	5.9%
Cosmetics/Personal Care	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.2%
Retail	3.2%
Food	2.8%
Commercial Services	2.7%
Mining	2.7%
Electric	2.4%
Software	2.4%
Auto Manufacturers	2.4%
Chemicals	2.3%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021823 [Member]
Shareholder Report [Line Items]
Fund Name	Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[31]
Expense Ratio, Percent	0.72%	[31],[32]
Net Assets	$ 694,000,000
Holdings Count | Holding	1,983
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$694M
Total number of portfolio holdings	1,983
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	69.1%
Collateralized Mortgage Obligations	7.9%
Banks	7.0%
Electric	4.2%
Repurchase Agreements	3.4%
Other Asset Backed Securities	3.2%
Oil & Gas	2.4%
Foreign Government Obligations	2.1%
Pipelines	1.7%
Media	1.2%
Healthcare-Services	1.1%
Insurance	1.1%
Auto Loan Receivables	0.8%
REITS	0.8%
Telecommunications	0.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021824 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[33]
Expense Ratio, Percent	0.87%	[33],[34]
Net Assets	$ 694,000,000
Holdings Count | Holding	1,983
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$694M
Total number of portfolio holdings	1,983
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	69.1%
Collateralized Mortgage Obligations	7.9%
Banks	7.0%
Electric	4.2%
Repurchase Agreements	3.4%
Other Asset Backed Securities	3.2%
Oil & Gas	2.4%
Foreign Government Obligations	2.1%
Pipelines	1.7%
Media	1.2%
Healthcare-Services	1.1%
Insurance	1.1%
Auto Loan Receivables	0.8%
REITS	0.8%
Telecommunications	0.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021825 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[35]
Expense Ratio, Percent	0.97%	[35],[36]
Net Assets	$ 694,000,000
Holdings Count | Holding	1,983
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$694M
Total number of portfolio holdings	1,983
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	69.1%
Collateralized Mortgage Obligations	7.9%
Banks	7.0%
Electric	4.2%
Repurchase Agreements	3.4%
Other Asset Backed Securities	3.2%
Oil & Gas	2.4%
Foreign Government Obligations	2.1%
Pipelines	1.7%
Media	1.2%
Healthcare-Services	1.1%
Insurance	1.1%
Auto Loan Receivables	0.8%
REITS	0.8%
Telecommunications	0.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109742 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Protection Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Protection Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Protection Portfolio (Class 1)*	$30	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[37]
Expense Ratio, Percent	0.58%	[37],[38]
Net Assets	$ 561,000,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	160
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	72.3%
Collateralized Mortgage Obligations	6.0%
Other Asset Backed Securities	4.4%
Short-Term Investments	3.7%
Banks	3.2%
Foreign Government Obligations	3.1%
Insurance	1.0%
Healthcare-Products	0.9%
Electric	0.8%
Auto Manufacturers	0.6%
Machinery-Construction & Mining	0.5%
Diversified Financial Services	0.4%
Healthcare-Services	0.3%
Home Equity	0.3%
Municipal Securities	0.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021826 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Protection Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Protection Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Protection Portfolio (Class 3)*	$43	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[39]
Expense Ratio, Percent	0.83%	[39],[40]
Net Assets	$ 561,000,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	160
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	72.3%
Collateralized Mortgage Obligations	6.0%
Other Asset Backed Securities	4.4%
Short-Term Investments	3.7%
Banks	3.2%
Foreign Government Obligations	3.1%
Insurance	1.0%
Healthcare-Products	0.9%
Electric	0.8%
Auto Manufacturers	0.6%
Machinery-Construction & Mining	0.5%
Diversified Financial Services	0.4%
Healthcare-Services	0.3%
Home Equity	0.3%
Municipal Securities	0.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021837 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Moderate Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 1)*	$53	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 53	[41]
Expense Ratio, Percent	1.04%	[41],[42]
Net Assets	$ 59,000,000
Holdings Count | Holding	1,279
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$59M
Total number of portfolio holdings	1,279
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	20.3%
Internet	13.2%
Software	11.8%
Collateralized Mortgage Obligations	6.1%
Biotechnology	4.0%
Banks	3.9%
Commercial Services	3.2%
REITS	3.2%
Advertising	3.0%
Auto Manufacturers	3.0%
Diversified Financial Services	2.9%
Other Asset Backed Securities	2.4%
Healthcare-Products	2.3%
Electric	2.1%
Retail	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021838 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Moderate Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 2)*	$61	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 61	[43]
Expense Ratio, Percent	1.19%	[43],[44]
Net Assets	$ 59,000,000
Holdings Count | Holding	1,279
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$59M
Total number of portfolio holdings	1,279
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	20.3%
Internet	13.2%
Software	11.8%
Collateralized Mortgage Obligations	6.1%
Biotechnology	4.0%
Banks	3.9%
Commercial Services	3.2%
REITS	3.2%
Advertising	3.0%
Auto Manufacturers	3.0%
Diversified Financial Services	2.9%
Other Asset Backed Securities	2.4%
Healthcare-Products	2.3%
Electric	2.1%
Retail	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021839 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Moderate Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 3)*	$66	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 66	[45]
Expense Ratio, Percent	1.29%	[45],[46]
Net Assets	$ 59,000,000
Holdings Count | Holding	1,279
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$59M
Total number of portfolio holdings	1,279
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	20.3%
Internet	13.2%
Software	11.8%
Collateralized Mortgage Obligations	6.1%
Biotechnology	4.0%
Banks	3.9%
Commercial Services	3.2%
REITS	3.2%
Advertising	3.0%
Auto Manufacturers	3.0%
Diversified Financial Services	2.9%
Other Asset Backed Securities	2.4%
Healthcare-Products	2.3%
Electric	2.1%
Retail	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109743 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[47]
Expense Ratio, Percent	0.72%	[47],[48]
Net Assets	$ 296,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	39
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	13.3%
Telecommunications	9.7%
Electric	9.6%
Pharmaceuticals	8.3%
Mining	5.5%
Aerospace/Defense	5.4%
Semiconductors	5.2%
Oil & Gas	5.0%
Healthcare-Services	4.1%
Retail	3.7%
REITS	3.5%
Insurance	3.1%
Internet	3.0%
Repurchase Agreements	2.9%
Computers	2.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021840 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[49]
Expense Ratio, Percent	0.87%	[49],[50]
Net Assets	$ 296,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	39
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	13.3%
Telecommunications	9.7%
Electric	9.6%
Pharmaceuticals	8.3%
Mining	5.5%
Aerospace/Defense	5.4%
Semiconductors	5.2%
Oil & Gas	5.0%
Healthcare-Services	4.1%
Retail	3.7%
REITS	3.5%
Insurance	3.1%
Internet	3.0%
Repurchase Agreements	2.9%
Computers	2.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021841 [Member]
Shareholder Report [Line Items]
Fund Name	Seasons Series Trust SA Columbia Focused Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[51]
Expense Ratio, Percent	0.97%	[51],[52]
Net Assets	$ 296,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	39
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	13.3%
Telecommunications	9.7%
Electric	9.6%
Pharmaceuticals	8.3%
Mining	5.5%
Aerospace/Defense	5.4%
Semiconductors	5.2%
Oil & Gas	5.0%
Healthcare-Services	4.1%
Retail	3.7%
REITS	3.5%
Insurance	3.1%
Internet	3.0%
Repurchase Agreements	2.9%
Computers	2.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171551 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Growth Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 6	[53]
Expense Ratio, Percent	0.12%	[53],[54]
Net Assets	$ 481,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021842 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Growth Portfolio (Class 3)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[55]
Expense Ratio, Percent	0.37%	[55],[56]
Net Assets	$ 481,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171552 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Growth Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 6	[57]
Expense Ratio, Percent	0.12%	[57],[58]
Net Assets	$ 500,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$500M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021843 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Growth Portfolio (Class 3)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[59]
Expense Ratio, Percent	0.37%	[59],[60]
Net Assets	$ 500,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$500M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171553 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 7	[61]
Expense Ratio, Percent	0.13%	[61],[62]
Net Assets	$ 287,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$287M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021844 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$20	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[63]
Expense Ratio, Percent	0.38%	[63],[64]
Net Assets	$ 287,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$287M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171554 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$8	0.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 8	[65]
Expense Ratio, Percent	0.15%	[65],[66]
Net Assets	$ 249,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$249M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021845 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$20	0.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[67]
Expense Ratio, Percent	0.39%	[67],[68]
Net Assets	$ 249,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$249M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021846 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income/Equity Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 1)*	$58	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[69]
Expense Ratio, Percent	1.13%	[69],[70]
Net Assets	$ 38,000,000
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	32.7%
Internet	10.4%
Collateralized Mortgage Obligations	10.1%
Software	9.2%
Banks	3.9%
Repurchase Agreements	3.6%
Other Asset Backed Securities	3.0%
Electric	2.9%
Advertising	2.4%
Auto Manufacturers	2.4%
Biotechnology	2.1%
Commercial Services	2.1%
Diversified Financial Services	1.9%
REITS	1.8%
Oil & Gas	1.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021847 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income/Equity Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 2)*	$65	1.28%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 65	[71]
Expense Ratio, Percent	1.28%	[71],[72]
Net Assets	$ 38,000,000
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	32.7%
Internet	10.4%
Collateralized Mortgage Obligations	10.1%
Software	9.2%
Banks	3.9%
Repurchase Agreements	3.6%
Other Asset Backed Securities	3.0%
Electric	2.9%
Advertising	2.4%
Auto Manufacturers	2.4%
Biotechnology	2.1%
Commercial Services	2.1%
Diversified Financial Services	1.9%
REITS	1.8%
Oil & Gas	1.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021848 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income/Equity Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 3)*	$71	1.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 71	[73]
Expense Ratio, Percent	1.38%	[73],[74]
Net Assets	$ 38,000,000
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	32.7%
Internet	10.4%
Collateralized Mortgage Obligations	10.1%
Software	9.2%
Banks	3.9%
Repurchase Agreements	3.6%
Other Asset Backed Securities	3.0%
Electric	2.9%
Advertising	2.4%
Auto Manufacturers	2.4%
Biotechnology	2.1%
Commercial Services	2.1%
Diversified Financial Services	1.9%
REITS	1.8%
Oil & Gas	1.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021849 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 1)*	$58	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[75]
Expense Ratio, Percent	1.14%	[75],[76]
Net Assets	$ 28,000,000
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$28M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	41.3%
Collateralized Mortgage Obligations	12.0%
Internet	5.8%
Software	5.4%
Other Asset Backed Securities	5.2%
Banks	4.2%
Repurchase Agreements	4.0%
Electric	3.6%
Foreign Government Obligations	2.5%
Oil & Gas	2.2%
Auto Loan Receivables	1.8%
Municipal Securities	1.5%
REITS	1.4%
Commercial Services	1.4%
Advertising	1.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021850 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 2)*	$66	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 66	[77]
Expense Ratio, Percent	1.29%	[77],[78]
Net Assets	$ 28,000,000
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$28M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	41.3%
Collateralized Mortgage Obligations	12.0%
Internet	5.8%
Software	5.4%
Other Asset Backed Securities	5.2%
Banks	4.2%
Repurchase Agreements	4.0%
Electric	3.6%
Foreign Government Obligations	2.5%
Oil & Gas	2.2%
Auto Loan Receivables	1.8%
Municipal Securities	1.5%
REITS	1.4%
Commercial Services	1.4%
Advertising	1.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021851 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 3)*	$71	1.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 71	[79]
Expense Ratio, Percent	1.39%	[79],[80]
Net Assets	$ 28,000,000
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$28M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	41.3%
Collateralized Mortgage Obligations	12.0%
Internet	5.8%
Software	5.4%
Other Asset Backed Securities	5.2%
Banks	4.2%
Repurchase Agreements	4.0%
Electric	3.6%
Foreign Government Obligations	2.5%
Oil & Gas	2.2%
Auto Loan Receivables	1.8%
Municipal Securities	1.5%
REITS	1.4%
Commercial Services	1.4%
Advertising	1.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021852 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam Asset Allocation Diversified Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam Asset Allocation Diversified Growth Portfolio (Class 1)*	$46	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[81]
Expense Ratio, Percent	0.88%	[81],[82]
Net Assets	$ 213,000,000
Holdings Count | Holding	1,780
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$213M
Total number of portfolio holdings	1,780
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	10.5%
U.S. Government & Agency Obligations	7.4%
Semiconductors	6.9%
Software	6.8%
Pharmaceuticals	6.0%
Banks	6.0%
Computers	4.9%
Insurance	3.4%
Retail	3.2%
Electric	2.9%
Diversified Financial Services	2.5%
Commercial Services	2.5%
Repurchase Agreements	2.4%
Short-Term Investments	2.3%
Oil & Gas	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021853 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam Asset Allocation Diversified Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam Asset Allocation Diversified Growth Portfolio (Class 2)*	$54	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[83]
Expense Ratio, Percent	1.03%	[83],[84]
Net Assets	$ 213,000,000
Holdings Count | Holding	1,780
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$213M
Total number of portfolio holdings	1,780
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	10.5%
U.S. Government & Agency Obligations	7.4%
Semiconductors	6.9%
Software	6.8%
Pharmaceuticals	6.0%
Banks	6.0%
Computers	4.9%
Insurance	3.4%
Retail	3.2%
Electric	2.9%
Diversified Financial Services	2.5%
Commercial Services	2.5%
Repurchase Agreements	2.4%
Short-Term Investments	2.3%
Oil & Gas	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021854 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam Asset Allocation Diversified Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam Asset Allocation Diversified Growth Portfolio (Class 3)*	$59	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 59	[85]
Expense Ratio, Percent	1.13%	[85],[86]
Net Assets	$ 213,000,000
Holdings Count | Holding	1,780
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$213M
Total number of portfolio holdings	1,780
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	10.5%
U.S. Government & Agency Obligations	7.4%
Semiconductors	6.9%
Software	6.8%
Pharmaceuticals	6.0%
Banks	6.0%
Computers	4.9%
Insurance	3.4%
Retail	3.2%
Electric	2.9%
Diversified Financial Services	2.5%
Commercial Services	2.5%
Repurchase Agreements	2.4%
Short-Term Investments	2.3%
Oil & Gas	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021855 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Growth Stock Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 1)*	$46	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[87]
Expense Ratio, Percent	0.87%	[87],[88]
Net Assets	$ 220,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	81
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.2%
Software	21.7%
Computers	13.6%
Semiconductors	11.9%
Diversified Financial Services	5.3%
Pharmaceuticals	4.3%
Healthcare-Products	4.0%
Retail	3.3%
Auto Manufacturers	2.5%
Healthcare-Services	1.5%
Biotechnology	1.0%
Miscellaneous Manufacturing	0.9%
Short-Term Investments	0.9%
Transportation	0.7%
Chemicals	0.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021856 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Growth Stock Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 2)*	$53	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 53	[89]
Expense Ratio, Percent	1.02%	[89],[90]
Net Assets	$ 220,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	81
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.2%
Software	21.7%
Computers	13.6%
Semiconductors	11.9%
Diversified Financial Services	5.3%
Pharmaceuticals	4.3%
Healthcare-Products	4.0%
Retail	3.3%
Auto Manufacturers	2.5%
Healthcare-Services	1.5%
Biotechnology	1.0%
Miscellaneous Manufacturing	0.9%
Short-Term Investments	0.9%
Transportation	0.7%
Chemicals	0.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021857 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Growth Stock Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 3)*	$59	1.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 59	[91]
Expense Ratio, Percent	1.12%	[91],[92]
Net Assets	$ 220,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	81
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.2%
Software	21.7%
Computers	13.6%
Semiconductors	11.9%
Diversified Financial Services	5.3%
Pharmaceuticals	4.3%
Healthcare-Products	4.0%
Retail	3.3%
Auto Manufacturers	2.5%
Healthcare-Services	1.5%
Biotechnology	1.0%
Miscellaneous Manufacturing	0.9%
Short-Term Investments	0.9%
Transportation	0.7%
Chemicals	0.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021858 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$41	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 41	[93]
Expense Ratio, Percent	0.78%	[93],[94]
Net Assets	$ 309,000,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$309M
Total number of portfolio holdings	277
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	23.1%
Software	21.4%
Semiconductors	10.7%
Computers	9.5%
Auto Manufacturers	4.0%
Diversified Financial Services	3.9%
Retail	2.9%
Pharmaceuticals	2.8%
Healthcare-Products	2.7%
Advertising	2.6%
Biotechnology	2.5%
Commercial Services	2.3%
Transportation	1.6%
REITS	1.3%
Unaffiliated Investment Companies	0.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021859 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$49	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[95]
Expense Ratio, Percent	0.93%	[95],[96]
Net Assets	$ 309,000,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$309M
Total number of portfolio holdings	277
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	23.1%
Software	21.4%
Semiconductors	10.7%
Computers	9.5%
Auto Manufacturers	4.0%
Diversified Financial Services	3.9%
Retail	2.9%
Pharmaceuticals	2.8%
Healthcare-Products	2.7%
Advertising	2.6%
Biotechnology	2.5%
Commercial Services	2.3%
Transportation	1.6%
REITS	1.3%
Unaffiliated Investment Companies	0.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021860 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$54	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[97]
Expense Ratio, Percent	1.03%	[97],[98]
Net Assets	$ 309,000,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$309M
Total number of portfolio holdings	277
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	23.1%
Software	21.4%
Semiconductors	10.7%
Computers	9.5%
Auto Manufacturers	4.0%
Diversified Financial Services	3.9%
Retail	2.9%
Pharmaceuticals	2.8%
Healthcare-Products	2.7%
Advertising	2.6%
Biotechnology	2.5%
Commercial Services	2.3%
Transportation	1.6%
REITS	1.3%
Unaffiliated Investment Companies	0.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021864 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$43	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[99]
Expense Ratio, Percent	0.84%	[99],[100]
Net Assets	$ 394,000,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$394M
Total number of portfolio holdings	493
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Pharmaceuticals	8.9%
Insurance	5.7%
Oil & Gas	5.4%
Healthcare-Services	4.8%
Electric	4.7%
Healthcare-Products	4.5%
Diversified Financial Services	4.4%
Telecommunications	4.0%
Retail	3.6%
REITS	3.1%
Transportation	3.0%
Semiconductors	2.8%
Cosmetics/Personal Care	2.5%
Aerospace/Defense	2.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021865 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$51	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[101]
Expense Ratio, Percent	0.99%	[101],[102]
Net Assets	$ 394,000,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$394M
Total number of portfolio holdings	493
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Pharmaceuticals	8.9%
Insurance	5.7%
Oil & Gas	5.4%
Healthcare-Services	4.8%
Electric	4.7%
Healthcare-Products	4.5%
Diversified Financial Services	4.4%
Telecommunications	4.0%
Retail	3.6%
REITS	3.1%
Transportation	3.0%
Semiconductors	2.8%
Cosmetics/Personal Care	2.5%
Aerospace/Defense	2.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021866 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$56	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 56	[103]
Expense Ratio, Percent	1.09%	[103],[104]
Net Assets	$ 394,000,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$394M
Total number of portfolio holdings	493
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Pharmaceuticals	8.9%
Insurance	5.7%
Oil & Gas	5.4%
Healthcare-Services	4.8%
Electric	4.7%
Healthcare-Products	4.5%
Diversified Financial Services	4.4%
Telecommunications	4.0%
Retail	3.6%
REITS	3.1%
Transportation	3.0%
Semiconductors	2.8%
Cosmetics/Personal Care	2.5%
Aerospace/Defense	2.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[2]	Annualized
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[4]	Annualized
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]	Annualized
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[8]	Annualized
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[10]	Annualized
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[12]	Annualized
[13]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[14]	Annualized
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[16]	Annualized
[17]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[18]	Annualized
[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[20]	Annualized
[21]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[22]	Annualized
[23]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[24]	Annualized
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[26]	Annualized
[27]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[28]	Annualized
[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[30]	Annualized
[31]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[32]	Annualized
[33]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[34]	Annualized
[35]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[36]	Annualized
[37]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[38]	Annualized
[39]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[40]	Annualized
[41]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[42]	Annualized
[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[44]	Annualized
[45]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[46]	Annualized
[47]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[48]	Annualized
[49]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[50]	Annualized
[51]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[52]	Annualized
[53]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[54]	Annualized
[55]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[56]	Annualized
[57]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[58]	Annualized
[59]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[60]	Annualized
[61]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[62]	Annualized
[63]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[64]	Annualized
[65]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[66]	Annualized
[67]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[68]	Annualized
[69]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[70]	Annualized
[71]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[72]	Annualized
[73]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[74]	Annualized
[75]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[76]	Annualized
[77]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[78]	Annualized
[79]	he expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[80]	Annualized
[81]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[82]	Annualized
[83]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[84]	Annualized
[85]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[86]	Annualized
[87]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[88]	Annualized
[89]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[90]	Annualized
[91]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[92]	Annualized
[93]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[94]	Annualized
[95]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[96]	Annualized
[97]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[98]	Annualized
[99]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[100]	Annualized
[101]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[102]	Annualized
[103]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[104]	Annualized